Shareholders' Equity (Details) - Schedule of share options granted was estimated using the binomial option pricing model using the following range assumptions	Apr. 13, 2021 ₪ / shares
Schedule of share options granted was estimated using the binomial option pricing model using the following range assumptions [Abstract]
Risk-free interest rate	1.22%
Expected volatility	82.40%
Dividend yield	0.00%
Contractual life	10 years
Early Exercise Multiple (Suboptimal Factor)	3
Exercise price (NIS) (in New Shekels per share)	₪ 0.25